Commitments and contingencies (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingencies [Abstract]
External research projects	SFr 19,400
Notice period for cancellation of rental contract	12 months
Commitments	SFr 23,699	SFr 34,355
Within 1 Year [Member]
Commitments and contingencies [Abstract]
Commitments	19,785	25,072
Between 1 and 3 Years [Member]
Commitments and contingencies [Abstract]
Commitments	3,620	8,885
Between 3 and 5 Years [Member]
Commitments and contingencies [Abstract]
Commitments	243	341
More Than 5 Years [Member]
Commitments and contingencies [Abstract]
Commitments	SFr 51	SFr 57